PROVISIONS AND CONTINGENCIES - Current and non-current (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total provisions
Total other provisions	$ 36,985	$ 34,561
Current portion	19,447	17,508	$ 60,321
Non-current portion	$ 17,538	$ 17,053